Derivative Instruments and Hedging Activities - Effect of Gains (Losses) on Cross Currency Swaps (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Total realized and unrealized gains (losses) on derivative instruments	$ (30,570)	$ (89,272)	$ (37,045)	$ (196,893)
Cross Currency Interest Rate Contract Maturity And Partial Termination
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses	(25,733)	0	(25,733)	(32,628)
Cross Currency Interest Rate Contract
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses	(5,394)	(5,000)	(12,135)	(9,939)
Unrealized gains (losses)	43,017	(20,993)	50,096	53,213
Total realized and unrealized gains (losses) on derivative instruments	$ 11,890	$ (25,993)	$ 12,228	$ 10,646